INCOME TAXES (Details) - CLP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016
Disclosure of geographical areas [line items]
Current tax assets	$ 238,452		$ 164,296
Current tax liabilities	(624)		(1,886)
Net total	237,828		162,410
Chile [Member]
Disclosure of geographical areas [line items]
Current tax assets	202,093		138,172
Current tax liabilities	(624)		(475)
Net total	201,469		137,697
Colombia [Member]
Disclosure of geographical areas [line items]
Current tax assets	36,359		25,354
Current tax liabilities			(1,411)
Net total	36,359		23,943
NEW YORK
Disclosure of geographical areas [line items]
Current tax assets			770
Current tax liabilities
Net total		[1]	$ 770

[1]	Corresponds the subsidiary located in New York. On December 22, 2017, the United States enacted comprehensive tax reform, which introduced various modifications to the tax system. One modification was a decrease in the income tax rate from 35% to 21% as from January 1, 2018